CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,331,968	$ 209,015	¥ 1,127,055
Restricted cash and term deposits	15,119	2,373	21,865
Trade receivables	54,829	8,604	52,871
Inventories, net	91,812	14,407
Receivables from online payment platforms	18,864	2,960	16,182
Amounts due from related parties	14,038	2,203	7,764
Term deposits and short-term investments	408,946	64,173	1,527,088
Prepayment and other current assets	91,842	14,412	43,190
Total current assets	2,027,418	318,147	2,796,015
Non-current assets:
Long-term investments	252,500	39,623	166,100
Intangible assets	193,955	30,436	60,029
Goodwill	540,693	84,847	48,500
Property and equipment, net	124,576	19,549	29,830
Deferred tax assets	47,520	7,457	55,520
Operating lease right-of-use assets	95,609	15,003	120,140
Other non-current assets	48,097	7,547	15,878
Total non-current assets	1,302,950	204,462	495,997
Total assets	3,330,368	522,609	3,292,012
Current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiaries of RMB487,937 and RMB406,691 as of December 31, 2020 and 2021, respectively):
Taxes payable	48,571	7,622	60,070
Contract liabilities	139,155	21,836	135,385
Salary and welfare payables	103,624	16,261	95,758
Amounts due to related parties	681	107	2,404
Accrued expenses and other current liabilities	376,841	59,136	237,785
Operating lease liabilities-current	43,529	6,831	39,468
Total current liabilities	712,401	111,793	570,870
Non-current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiaries of RMB67,137 and RMB46,821 as of December 31, 2020 and 2021, respectively):
Operating lease liabilities-non current	62,356	9,785	93,044
Deferred tax liabilities	38,577	6,054	8,522
Total non-current liabilities	100,933	15,839	101,566
Total liabilities	813,334	127,632	672,436
Commitments and Contingencies (see Note 20)
Mezzanine Equity
Redeemable non-controlling interests			23,205
Total Mezzanine Equity			23,205
Shareholders' equity:
Treasury stock	(217,712)	(34,164)
Additional paid-in capital	2,999,562	470,697	2,892,268
Statutory reserves	20,331	3,190	10,562
Accumulated deficit	(272,368)	(42,740)	(254,228)
Accumulated other comprehensive loss	(83,891)	(13,164)	(52,492)
Total So-Young International Inc. shareholders' equity	2,446,189	383,861	2,596,371
Non-controlling interests	70,845	11,116
Total shareholders' equity	2,517,034	394,977	2,596,371
Total liabilities, mezzanine equity and shareholders' equity	3,330,368	522,609	3,292,012
Class A ordinary shares
Shareholders' equity:
Ordinary shares	230	36	224
Class B ordinary shares
Shareholders' equity:
Ordinary shares	¥ 37	$ 6	¥ 37